Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.40	$ 0.38	$ 0.36
Preferred stock, Rate (as a percent)	5.00%	5.00%	5.00%
Redemption of Series A Preferred Shares	216,000
Purchase of treasury stock (in shares)	95,466,000	425,655,000	408,888,000